Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	$ 335	$ 0	$ 0
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(2,299)	(3,539)	0
Realized gain/(loss) of foreign currency forward contracts	103	0	0
Total Gain/(loss) recognized	(1,861)	(3,539)	(0)
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	5,565	21,786	10,044
Total Gain/(loss) recognized	5,565	21,786	10,044
Gain/(Loss) on FFAs and bunker swaps, net
Total Gain/(loss) recognized	(4,033)	(1,336)	(1,451)
Forward Freight Agreements [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	(9,772)	1,923	1,165
Unrealized gain/(loss) on FFAs	5,639	(5,975)	(1,398)
Bunker Swaps [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on bunker swaps	68	6,403	(5,198)
Unrealized gain/(loss) on bunker swaps	$ 32	$ (3,687)	$ 3,980